Financial risk management objectives and policies - Schedule Of Exchange Rates Applied During Period In respect of currencies (Details) - Currency risk - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
EGP
Financial risk management objectives and policies
Spot rate	24.75	15.76
Average rate	18.87	15.74
KES
Financial risk management objectives and policies
Spot rate	123.30	113.24
Average rate	117.76	109.75
PKR
Financial risk management objectives and policies
Spot rate	226.70	177.97
Average rate	202.86	163.08
EUR
Financial risk management objectives and policies
Spot rate	1.07	1.14
Average rate	1.05	1.13
MYR
Financial risk management objectives and policies
Spot rate	4.41	4.17
Average rate	4.39	4.15
ARS
Financial risk management objectives and policies
Spot rate	176.74
Average rate	127.44
CLP
Financial risk management objectives and policies
Spot rate	848.18
Average rate	870.28
BRL
Financial risk management objectives and policies
Spot rate	5.28
Average rate	5.15
TRY
Financial risk management objectives and policies
Spot rate	18.69
Average rate	16.35
MXN
Financial risk management objectives and policies
Spot rate	19.49
Average rate	20.10